Description of Business, Basis of Presentation and Significant Accounting Policies - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares	1,320,540	1,083,241	1,083,241	1,355,093
Options outstanding, Granted	15,494	702,386	1,312,963	132,802
Options outstanding, Exercised	(300)	(12,062)	(12,061)	(52,447)
Options outstanding, Forfeited	(271,972)	(58,575)	(1,029,669)	(302,435)
Options outstanding, Expired	(41,440)	(1,556)	(33,934)	(49,772)
Options Outstanding, Ending balance, Shares	1,022,322	1,713,434	1,320,540	1,083,241
Weighted Average, Options outstanding Beginning balance, Shares	$ 24.13	$ 106.65	$ 106.65	$ 112.8
Weighted Average, Options outstanding, Granted	1.52	8.25	7.07	48.3
Weighted Average, Options Outstanding, Exercised	0.9	6.9	6.91	6.75
Weighted Average, Options outstanding, Forfeited	7.08	9.75	89.17	122.85
Weighted Average, Options outstanding, Expired	12.52	24.75	29.86	120.3
Weighted Average ,Options Outstanding, Ending balance, Shares	$ 28.79	$ 70.35	$ 24.13	$ 106.65
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares		16,248,601	16,248,601	20,326,384
Options outstanding, Granted		10,535,783		1,992,027
Options outstanding, Exercised		(180,923)		(786,703)
Options outstanding, Forfeited		(878,620)		(4,536,520)
Options outstanding, Expired		(23,330)		(746,587)
Options Outstanding, Ending balance, Shares		25,701,511		16,248,601
Weighted Average, Options outstanding Beginning balance, Shares		$ 7.11	$ 7.11	$ 7.52
Weighted Average, Options outstanding, Granted		0.55		3.22
Weighted Average, Options Outstanding, Exercised		0.46		0.45
Weighted Average, Options outstanding, Forfeited		0.65		8.19
Weighted Average, Options outstanding, Expired		1.65		8.02
Weighted Average ,Options Outstanding, Ending balance, Shares		$ 4.69		$ 7.11
Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares		(15,165,360)	(15,165,360)	(18,971,291)
Options outstanding, Granted		(9,833,397)		(1,859,225)
Options outstanding, Exercised		168,861		734,256
Options outstanding, Forfeited		820,045		4,234,085
Options outstanding, Expired		21,774		696,815
Options Outstanding, Ending balance, Shares		(23,988,077)		(15,165,360)
Weighted Average, Options outstanding Beginning balance, Shares		$ 99.54	$ 99.54	$ 105.28
Weighted Average, Options outstanding, Granted		7.7		45.08
Weighted Average, Options Outstanding, Exercised		6.44		6.3
Weighted Average, Options outstanding, Forfeited		9.1		114.66
Weighted Average, Options outstanding, Expired		23.1		112.28
Weighted Average ,Options Outstanding, Ending balance, Shares		$ 65.66		$ 99.54